Organization and principal activities	12 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
Organization and principal activities

Note 1. Organization and principal activities

Chromarie International Limited (“Chromarie Cayman”), incorporated on May 7, 2025, is an exempted company incorporated under the laws of the Cayman Islands. Its principal activity is investment holding.

On June 16, 2025, Chromarie Technology Holdings Ltd. (“Chromarie BVI”) was incorporated under the laws of the BVI as a company limited by shares. It is wholly owned by Chromarie Cayman.

On July 7, 2025, Chromarie Pearlescent Technology Limited (“Chromarie Hong Kong”) was incorporated as a limited liability company under the laws of Hong Kong. It is wholly owned by Chromarie BVI.

On July 31, 2025, Chromarie Technology Development (Henan) Co., Ltd. (“Chromarie WFOE”) was incorporated as a limited liability company under the laws of the PRC. It is wholly owned by Chromarie Hong Kong.

On February 4, 2004, Henan Lingbao New Materials Technology Co., Ltd. (“Henan Lingbao”) was incorporated as a limited liability company under the laws of the PRC for production and sale of pigments, powder coatings, and industrial intermediates. It is 99% owned by WFOE.

On August 2, 2024, Henan Hongbang New Materials Technology Co., Ltd. (“Henan Hongbang”) was incorporated as a limited liability company under the laws of the PRC for sale of pigments, powder coatings, and industrial intermediates. It is wholly owned by Henan Lingbao.

On August 16, 2025, Chromarie WFOE entered into an equity transfer agreement with the shareholders of Henan Lingbao. Pursuant to the equity transfer agreement, each of the shareholders of Henan Lingbao transferred to Chromarie WFOE their respective equity interests in Henan Lingbao with a total consideration of RMB31,780,000 (US$4,425,136). The transaction was completed on September 8, 2025. Chromarie Cayman completed the reorganization of entities under common control of its then existing shareholder, Ms. Fu Zhonghua, who collectively owned 85.6% of the equity interests of the Company prior to the reorganization. Chromarie Cayman, Chromarie BVI and Chromarie Hong Kong were established as the holding companies of Chromarie WFOE. All of these entities included in the Company are under common control, resulting in the combination of Henan Lingbao and its subsidiaries, which has been accounted for as a reorganization of entities under common control at carrying value. The consolidated and combined financial statements are prepared on the basis as if the reorganization became effective as of the beginning of the first period presented in the accompanying consolidated and combined financial statements of the Company.

Details of Chromarie International Limited and its subsidiaries (the “Company”) as of March 31, 2026 are set out below:

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Chromarie International Limited (“Chromarie Cayman”)	May 7, 2025	Cayman Islands	Parent	Holding company
Chromarie Technology Holdings Ltd. (“Chromarie BVI”)	June 16, 2025	British Virgin Islands	100	Holding company
Chromarie Pearlescent Technology Limited (“Chromarie Hong Kong”)	July 7, 2025	Hong Kong, China	100	Holding company
Chromarie Technology Development (Henan) Co., Ltd. (“Chromarie WFOE”)	July 31, 2025	Henan, China	100	Holding company
Henan Lingbao New Materials Technology Co., Ltd. (“Henan Lingbao”)	February 4, 2004	Henan, China	99	Production and sale of pigments, powder coatings, and industrial intermediates
Henan Hongbang New Materials Technology Co., Ltd. (“Henan Hongbang”)	August 2, 2024	Henan, China	100	Sale of pigments, powder coatings, and industrial intermediates